Debt - Summary of Long-term debt (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Finance leases		$ 49	$ 53	$ 49
Unamortized deferred issuance costs		(2,115)	(761)	(2,208)
Unamortized discount on debt		(99,905)	(9,119)	0
Total debt		102,444	115,148	37,032
Current portion of long-term debt		7,515	14	1,403
Long-term debt		$ 94,929	115,134	35,629
Carrying Amount			115,095	34,446
Francisco Partners Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Issued		November 2021
Maturity		April 2026
Interest Rate		9.25%
Interest Payable		Quarterly
Carrying Amount		$ 120,023	$ 30,289
Pre-Combination Notes [Member]
Debt Instrument [Line Items]
Maturity			November 2026
Interest Rate			9.25%
Pre-Combination Notes [Member] | Francisco Partners Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Interest Rate			9.25%
Senior Secured Notes due 2026 [Member]
Debt Instrument [Line Items]
Senior Secured Notes due 2026			$ 94,686	0
Issued	[1]	March 2021
Maturity		April 2026 [1]	April 2026
Interest Rate			11.00%
Interest Payable	[1]	Quarterly
Carrying Amount	[1]	$ 56,267	$ 94,686
Senior Secured Notes due 2026 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate	[1]	11.25%
Senior Secured Notes due 2026 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate	[1]	9.25%
Convertible Notes due 2028 [Member]
Debt Instrument [Line Items]
Maturity			July 2028
Interest Rate			3.05%
PPP Loan [Member]
Debt Instrument [Line Items]
PPP Loan			$ 0	2,537
Maturity			May 2022
Interest Rate			1.00%
Pipe Investment Obligation [Member]
Debt Instrument [Line Items]
Issued		March 2022
Maturity		December 2025
Carrying Amount		$ 28,125	$ 0
Convertible Debt Due Two Thousand And Twenty Eight [Member] | Convertible Notes due 2028 [Member]
Debt Instrument [Line Items]
Convertible Notes due 2028			0	36,654
Precombination Notes [Member] | Pre-Combination Notes [Member]
Debt Instrument [Line Items]
Pre-Combination Notes			$ 30,289	$ 0

[1]	Includes the Lockheed Martin Rollover Debt and Beach Point Rollover Debt, each as defined below.